Long-Term Debt and Short-Term Borrowings - Schedule of Maturities of Long-Term Debt (Details) $ in Millions	Sep. 30, 2024 USD ($)
Debt Disclosure [Abstract]
Remainder of 2024	$ 0
2025	300
2026	0
2027	1,980
2028	0
2029	1,500
After 2029	4,400
Total long-term debt	$ 8,180